UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: January 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	January 31, 2021

WESTERN ASSET

MUNICIPAL HIGH

INCOME FUND

Beginning in or after January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current income exempt from regular federal income tax*.

*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Municipal High Income Fund for the six-month reporting period ended January 31, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 26, 2021

II	Western Asset Municipal High Income Fund

Performance review

For the six months ended January 31, 2021, Class A shares of Western Asset Municipal High Income Fund, excluding sales charges, returned 4.91%. The Fund’s unmanaged benchmark, the Bloomberg Barclays Municipal Bond Indexi, returned 2.01% for the same period. The Lipper High Yield Municipal Debt Funds Category Averageii returned 5.72% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of January 31, 2021 (unaudited)
(excluding sales charges)	6 months
Western Asset Municipal High Income Fund:
Class A	4.91%
Class C	4.56%
Class I	5.02%
Bloomberg Barclays Municipal Bond Index	2.01%
Lipper High Yield Municipal Debt Funds Category Average	5.72%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended January 31, 2021 for Class A, Class C and Class I shares were 1.70%, 1.24% and 1.95%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 1.91%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated November 25, 2020, the gross total annual fund operating expense ratios for Class A, Class C and Class I shares were 0.82%, 1.39% and 0.69%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Western Asset Municipal High Income Fund	III

Performance review (cont’d)

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.65% for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 26, 2021

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. A significant portion of portfolio holdings may be invested in lower quality securities, which present greater risk of loss of principal and interest than higher rated securities. Below investment grade securities (that is, securities rated below the Baa/BBB categories) or, if unrated, securities determined to be of comparable credit quality are commonly referred to as “junk bonds”. Investing in securities issued by investment companies, including exchange-traded funds(“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

IV	Western Asset Municipal High Income Fund

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i	The Bloomberg Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended January 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 189 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Municipal High Income Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of January 31, 2021 and July 31, 2020 and does not include derivatives, such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Municipal High Income Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2020 and held for the six months ended January 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	4.91%	$1,000.00	$1,049.10	0.82%	$4.24	Class A	5.00%	$1,000.00	$1,021.07	0.82%	$4.18
Class C	4.56	1,000.00	1,045.60	1.39	7.17	Class C	5.00	1,000.00	1,018.20	1.39	7.07
Class I	5.02	1,000.00	1,050.20	0.65	3.36	Class I	5.00	1,000.00	1,021.93	0.65	3.31

2	Western Asset Municipal High Income Fund 2021 Semi-Annual Report

[1]	For the six months ended January 31, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Municipal High Income Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

January 31, 2021

Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 99.7%
Alabama — 7.4%
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$450,000	$507,155	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% until 10/1/23; 7.900%)	0.000%	10/1/50	11,020,000	11,261,779
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	1,750,000	1,956,763
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	4,880,000	5,754,886
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	8,250,000	9,835,897
Lower Alabama Gas District, Natural Gas Revenue, Series A	5.000%	9/1/46	3,990,000	6,098,715
Total Alabama				35,415,195
Alaska — 0.1%
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	600,000	732,786	(a)
Arizona — 3.7%
La Paz County, AZ, IDA Revenue:
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/36	750,000	849,405	(b)
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/46	3,175,000	3,534,537	(b)
Maricopa County, AZ, IDA Revenue, Legacy Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	1,500,000	1,708,425	(b)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	850,000	954,618	(b)
Phoenix, AZ, IDA Revenue, Basis School Inc., Refunding	5.000%	7/1/45	7,000,000	7,622,930	(b)
Tempe, AZ, IDA Revenue:
Mirabella at ASU Inc. Project, Series A	6.000%	10/1/37	1,200,000	1,305,444	(b)
Mirabella at ASU Inc. Project, Series A	6.125%	10/1/47	1,400,000	1,506,274	(b)
Total Arizona				17,481,633
California — 11.4%
California State Community Housing Agency, Essential Housing Revenue, Stoneridge Apartments, Series A	4.000%	2/1/56	1,500,000	1,640,385	(b)(c)

See Notes to Financial Statements.

4	Western Asset Municipal High Income Fund 2021 Semi-Annual Report

Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State CSCDA Community Improvement Authority, Essential Housing Revenue, Series A	4.000%	8/1/56	$1,500,000	$1,662,465	(c)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	1,000,000	1,208,920	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/47	1,250,000	1,502,350	(a)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	7,500,000	8,011,350	(a)(b)
California State School Finance Authority, School Facilities Revenue:
KIPP LA Project, Series A	5.000%	7/1/34	600,000	678,186
KIPP LA Project, Series A	5.125%	7/1/44	750,000	841,800
California Statewide CDA Revenue:
Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	2,960,000	3,040,749	(b)
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	2,230,000	2,282,762	(b)
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	2,000,000	2,088,780
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	2,140,000	2,372,511
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	250,000	281,445	(b)
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Green Bond, Series A, BAM	4.000%	12/1/50	2,250,000	2,627,347
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	7.000%	11/1/34	14,000,000	22,511,300
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	2,740,000	2,908,346
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	700,000	889,315
Total California				54,548,011

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Colorado — 5.7%
Arista Metropolitan District, CO, GO, Convertible Unlimited & Special Revenue, Series A, Refunding and Improvements	5.125%	12/1/48	$1,000,000	$1,070,620
Clear Creek Station Metropolitan District #2, CO, GO, Subordinated, Series B	7.375%	12/15/47	500,000	525,245
Colliers Hill Metropolitan District #2, CO, GO:
Senior Bonds, Series A	6.250%	12/1/37	750,000	790,500
Senior Bonds, Series A	6.500%	12/1/47	1,250,000	1,316,788
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-2	4.000%	8/1/49	1,250,000	1,421,700
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	500,000	564,810
Dominion, CO, Water & Sanitation District Revenue, Series 2016	6.000%	12/1/46	2,905,000	3,054,288
Leyden Rock, CO, Metropolitan District #10, GO, Senior Refunding and Improvement, Series A	5.000%	12/1/45	1,250,000	1,301,925
North Range, CO, Metropolitan District #2, GO:
Series A, Refunding	5.625%	12/1/37	500,000	530,290
Subordinated, Series B	7.750%	12/15/47	1,000,000	1,055,300
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	7,550,000	12,092,306
Regional Transportation Authority, CO, Denver Transit Partners Eagle P3 Project, Series A, Refunding	4.000%	7/15/34	500,000	609,420
Solaris, CO, Metropolitan District #3, GO,
Series A, Refunding	5.000%	12/1/36	850,000	894,421
Village Metropolitan District, CO:
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/40	500,000	544,555
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/49	1,200,000	1,295,724
Total Colorado				27,067,892
Connecticut — 1.1%
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	1/1/37	1,000,000	1,243,500
Transportation Infrastructure, Series A	5.000%	5/1/38	1,500,000	1,954,080
Connecticut State, GO, Series A	5.000%	4/15/35	1,500,000	1,933,560
Total Connecticut				5,131,140

See Notes to Financial Statements.

6	Western Asset Municipal High Income Fund 2021 Semi-Annual Report

Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
District of Columbia — 0.7%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/32	$2,130,000	$2,247,555
Friendship Public Charter School Inc.	5.000%	6/1/42	1,250,000	1,308,412
Total District of Columbia				3,555,967
Florida — 3.6%
Broward County, FL, Port Facilities Revenue:
Senior Bonds, Series B	4.000%	9/1/44	3,750,000	4,308,412	(a)
Senior Bonds, Series B	4.000%	9/1/49	1,500,000	1,711,440	(a)
Florida State Development Finance Corp., Educational Facilities Revenue:
Mater Academy Projects, Series A	5.000%	6/15/35	1,000,000	1,170,430
Mater Academy Projects, Series A	5.000%	6/15/40	1,000,000	1,159,030
Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,200,000	1,366,380	(b)
Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	990,000	1,115,898	(b)
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/49	2,000,000	2,476,760	(a)
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	750,000	870,758
Sinai Residences Boca Raton Project, Series A	7.500%	6/1/49	1,600,000	1,738,048
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	1,000,000	1,060,330
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	355,000	4	*(d)
Total Florida				16,977,490
Georgia — 0.8%
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A	5.000%	4/1/50	500,000	634,120
Georgia State Municipal Electric Authority Revenue, Plant Vogtle Units 3 & 4 Project, Series B	5.000%	1/1/59	1,200,000	1,442,724
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/43	1,250,000	1,529,800
Total Georgia				3,606,644

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — 12.6%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	$1,000,000	$1,189,160
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/38	2,500,000	3,121,800	(c)
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	119,768
Dedicated, Series H	5.000%	12/1/46	750,000	875,753
Series D	5.000%	12/1/46	750,000	892,553
Chicago, IL, GO:
Series 2002B	5.500%	1/1/37	2,000,000	2,259,800
Series 2005D, Refunding	5.500%	1/1/37	3,500,000	3,954,650
Series A, Refunding	5.000%	1/1/28	1,500,000	1,842,450
Series A, Refunding	6.000%	1/1/38	1,250,000	1,522,875
Series C, Refunding	5.000%	1/1/25	1,000,000	1,146,090
Chicago, IL, Motor Fuel Tax Revenue, Refunding, AGM	5.000%	1/1/32	1,050,000	1,146,327
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series G	5.000%	1/1/47	1,000,000	1,176,180	(a)
Senior Lien, Series G	5.000%	1/1/52	1,000,000	1,171,720	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	4,000,000	4,668,280
Second Lien, Series A, Refunding	4.000%	12/1/55	300,000	345,096
Illinois State Development Finance Authority, Environmental Facilities Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,252,892	(a)
Illinois State Finance Authority Revenue:
Franciscan Communities Inc, Series A, Unrefunded	5.125%	5/15/43	2,360,000	2,477,906
Park Place of Elmhurst, Series C	2.000%	5/15/55	2,525,250	75,758	*(d)
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Series 2019, Refunding, BAM	5.000%	6/15/30	750,000	970,162
Illinois State University Revenue, Auxiliary Facilities System, Series A, Refunding, AGM	5.000%	4/1/37	200,000	245,774
Illinois State, GO:
Series 2006	5.500%	1/1/30	775,000	1,001,579
Series 2016	5.000%	1/1/41	5,020,000	5,624,107
Series 2016, Refunding	5.000%	2/1/26	900,000	1,058,166

See Notes to Financial Statements.

8	Western Asset Municipal High Income Fund 2021 Semi-Annual Report

Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Series A, Refunding	5.000%	10/1/29	$2,900,000	$3,547,947
Series A, Refunding	5.000%	10/1/30	1,475,000	1,790,768
Series B, Refunding	5.000%	9/1/27	1,600,000	1,943,520
Series D	5.000%	11/1/27	1,000,000	1,201,450
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	1,150,000	1,326,168
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	2,750,000	3,015,925
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	750,000	896,332
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	2,250,000	2,761,200
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	2,780,000	3,580,473
Total Illinois				60,202,629
Indiana — 0.3%
Indiana State Finance Authority Revenue, Marion General Hospital, Series A	4.000%	7/1/45	500,000	560,670
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,134,730	(a)
Total Indiana				1,695,400
Iowa — 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	265,000	273,194
Kentucky — 0.5%
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	2,000,000	2,338,640	(e)(f)
Louisiana — 1.0%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	1,000,000	1,178,410
Provident Group, Flagship Properties, Series A	4.000%	7/1/44	1,000,000	1,126,910
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	560,615

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Louisiana — continued
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	$750,000	$779,977	(e)(f)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	1,000,000	1,049,060	(e)(f)
Total Louisiana				4,694,972
Maryland — 2.8%
Maryland State EDC Revenue:
Morgan State University Project	4.250%	7/1/50	1,000,000	1,122,760
Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	300,000	340,749	(a)
Seagirt Marine Terminal Project, Series A	5.000%	6/1/49	1,000,000	1,129,550	(a)
Maryland State Health & Higher EFA Revenue:
Frederick Health System, Refunding	4.000%	7/1/45	500,000	578,800
Frederick Health System, Refunding	4.000%	7/1/50	725,000	835,098
Mercy Medical Center, Refunding	6.250%	7/1/31	9,000,000	9,210,060
Total Maryland				13,217,017
Massachusetts — 0.9%
Massachusetts State DFA Revenue:
Wellforce Issue, Series A, Refunding	5.000%	7/1/36	1,000,000	1,220,030
Wellforce Issue, Series A, Refunding	5.000%	7/1/38	1,000,000	1,213,640
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	500,000	598,050
Worcester Polytechnic Institute	4.000%	9/1/44	1,225,000	1,399,146
Total Massachusetts				4,430,866
Michigan — 1.7%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	750,000	853,830
Detroit, MI, GO, Financial Recovery, Series B1	4.000%	4/1/44	3,150,000	2,552,287	(f)
Michigan State Finance Authority Limited Obligation Revenue:
Higher Education, Thomas M Cooley Law School Project, Refunding	6.000%	7/1/24	1,165,000	1,211,670	(b)
Higher Education, Thomas M Cooley Law School Project, Refunding	6.750%	7/1/44	400,000	421,364	(b)
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	1,250,000	1,443,050
Tobacco Settlement Asset Backed Senior Bonds, Series A, Refunding	4.000%	6/1/49	250,000	291,020

See Notes to Financial Statements.

10	Western Asset Municipal High Income Fund 2021 Semi-Annual Report

Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	$250,000	$308,888
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	850,000	1,040,825	(a)
Total Michigan				8,122,934
Minnesota — 0.9%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Revenue, Subordinated, Series B, Refunding	5.000%	1/1/49	3,500,000	4,264,960	(a)
Missouri — 1.7%
Missouri State HEFA Revenue, Senior Living Facilities:
Lutheran Senior Services	6.000%	2/1/41	2,000,000	2,006,620
Lutheran Senior Services, Refunding	5.000%	2/1/44	2,450,000	2,635,367
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	3,000,000	3,255,360
Total Missouri				7,897,347
Nebraska — 1.0%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/42	3,160,000	4,783,482
Nevada — 0.7%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	1,295,000	1,390,817	(b)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	2,015,000	2,142,711	(b)
Total Nevada				3,533,528
New Jersey — 10.5%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating, Series A, Refunding	5.000%	12/1/24	1,535,000	1,622,587	(a)
New Jersey State EDA Revenue:
Cranes Mill Project, Refunding	5.000%	1/1/39	1,000,000	1,157,170
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	2,072,460
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	1.640%	3/1/28	17,500,000	17,530,275	(f)

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	$400,000	$468,248	(a)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	300,000	367,674
New Jersey State Higher Education, Student Assistance Authority Revenue, Subordinated, Series 1B	5.000%	12/1/44	2,780,000	2,976,157	(a)
New Jersey State Transportation Trust Fund Authority Revenue:
Highway Reimbursement, Refunding	5.000%	6/15/31	1,700,000	2,019,260
Transportation Program, Series AA	5.250%	6/15/43	500,000	616,695
Transportation Program, Series AA	4.000%	6/15/45	2,500,000	2,892,325
Transportation Program, Series BB	4.000%	6/15/44	3,950,000	4,455,521
Transportation System, Series A, Refunding	5.000%	12/15/27	175,000	221,090
Transportation System, Series A, Refunding	5.000%	12/15/28	2,325,000	2,989,578
Transportation System, Series D	5.000%	6/15/32	4,625,000	5,290,121
New Jersey State, GO:
COVID-19 Emergency, Series A	5.000%	6/1/28	2,000,000	2,579,300
COVID-19 Emergency, Series A	5.000%	6/1/29	1,500,000	1,968,420
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	500,000	617,145
Total New Jersey				49,844,026
New Mexico — 0.4%
Santa Fe, NM, Retirement Facilities Revenue:
EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	750,000	819,487
EL Castillo Retirement Residences Project, Series B	2.250%	5/15/24	600,000	599,238
EL Castillo Retirement Residences Project, Series B	2.625%	5/15/25	600,000	601,266
Total New Mexico				2,019,991
New York — 4.4%
Brookhaven Local Development Corp., NY, Revenue, Long Island Community Hospital Project, Series A	5.000%	10/1/50	2,250,000	2,815,875
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2	5.000%	11/15/24	250,000	284,160
Green Bonds, Series A-2	5.000%	5/15/30	1,000,000	1,258,860	(e)(f)

See Notes to Financial Statements.

12	Western Asset Municipal High Income Fund 2021 Semi-Annual Report

Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Green Bonds, Series D	4.000%	11/15/49	$500,000	$572,205
Green Bonds, Series D-1	5.000%	11/15/43	500,000	626,825
Green Bonds, Series E, Refunding	5.000%	11/15/30	1,000,000	1,307,890
Green Bonds, Series E, Refunding	4.000%	11/15/45	500,000	575,040
Series B, Refunding	5.000%	11/15/37	500,000	584,645
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam at Harborside, Series C	2.000%	1/1/49	641,998	64,200
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	750,000	874,193
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Subordinated, Series B, Refunding	4.000%	1/1/50	1,750,000	2,033,622
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	2,000,000	2,338,820	(a)
John F. Kennedy Terminal 4 International Airport Project, Series C, Refunding	4.000%	12/1/42	1,300,000	1,565,239
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	1,100,000	1,243,198	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	200,000	225,250	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.250%	1/1/50	1,000,000	1,133,080	(a)
Port Authority of New York & New Jersey Revenue, Series 221	4.000%	7/15/55	2,000,000	2,309,400	(a)(g)
Troy Capital Resource Corp., NY, Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	4.000%	9/1/40	1,000,000	1,157,640
Total New York				20,970,142
North Carolina — 0.4%
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/51	1,600,000	1,825,728
Ohio — 3.0%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/48	700,000	813,435

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2021 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	$2,400,000	$2,798,664
Indian Creek, OH, Local School District, GO, Series A, State Credit Program	5.000%	11/1/55	2,335,000	2,842,279
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	1,000,000	1,109,250	(a)(e)(f)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,844,155	(a)
Ohio State Water Development Authority, U.S. Steel Corp. Project, Refunding	6.600%	5/1/29	5,000,000	5,158,900
Total Ohio				14,566,683
Oklahoma — 0.3%
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.250%	11/1/31	572,302	2,862	*(d)
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project, Refunding	5.250%	11/15/37	500,000	557,980
Montereau Inc. Project, Refunding	5.250%	11/15/45	1,000,000	1,102,260
Total Oklahoma				1,663,102
Oregon — 0.4%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/47	1,250,000	1,349,038
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	500,000	644,925
Total Oregon				1,993,963
Pennsylvania — 2.5%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	1,000,000	1,177,640
Armstrong, PA, School District, GO, Series A, BAM, State Aid Withholding, Refunding	4.000%	3/15/41	2,000,000	2,355,780
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds, Series 2018	5.000%	6/1/33	550,000	692,577
Lancaster, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	1,750,000	1,997,555
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B	5.000%	12/1/50	2,000,000	2,575,800
Philadelphia Authority for Industrial Development, Philadelphia Performing Arts: A String Theory Charter School Project	5.000%	6/15/50	1,200,000	1,381,704

See Notes to Financial Statements.

14	Western Asset Municipal High Income Fund 2021 Semi-Annual Report

Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Philadelphia, PA, Authority for IDR:
Discovery Charter School Project	6.250%	4/1/42	$635,000	$655,739
Lease Revenue, Refunding	5.000%	10/1/30	750,000	971,527
Total Pennsylvania				11,808,322
Puerto Rico — 3.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	2,500,000	2,634,375
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	1,350,000	1,154,250	*(d)
Series A	5.050%	7/1/42	215,000	183,556	*(d)
Series XX	5.250%	7/1/40	1,850,000	1,584,062	*(d)
Series ZZ, Refunding	5.250%	7/1/18	350,000	287,000	*(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	760,000	684,920
CAB, Restructured, Series A-1	0.000%	7/1/46	590,000	186,705
CAB, Restructured, Series A-1	0.000%	7/1/51	5,000,000	1,149,650
Restructured, Series A-1	4.550%	7/1/40	130,000	145,929
Restructured, Series A-1	5.000%	7/1/58	2,215,000	2,525,565
Restructured, Series A-2	4.329%	7/1/40	720,000	797,609
Restructured, Series A-2A	4.550%	7/1/40	4,290,000	4,815,654
Total Puerto Rico				16,149,275
Rhode Island — 0.0%††
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	980,000	176,400	*(d)
Tennessee — 0.5%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/30	750,000	930,510
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	1,250,000	1,442,087	(e)(f)
Total Tennessee				2,372,597
Texas — 10.3%
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	1,600,000	1,968,880
Austin, TX, Airport System Revenue, Series 2019B	5.000%	11/15/44	1,250,000	1,550,350	(a)
Central Texas Regional Mobility Authority Revenue:
CAB	0.000%	1/1/36	2,800,000	1,988,224

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2021 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
CAB	0.000%	1/1/38	$2,000,000	$1,331,000
CAB	0.000%	1/1/40	2,200,000	1,376,364
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Series B, Step bond (0.000% until 10/1/28; 5.500%)	0.000%	10/1/35	4,000,000	4,711,560
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	2,000,000	2,037,160	(a)
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.500%	7/15/30	6,500,000	6,728,995	(a)
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.625%	7/15/38	5,000,000	5,171,600	(a)
Special Facilities, United Airlines Terminal Improvement Projects, Refunding	5.000%	7/15/35	7,500,000	8,187,825	(a)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	110,000	130,159	(a)
Series 2017	5.000%	11/1/36	110,000	129,414	(a)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/46	500,000	503,510
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/51	650,000	651,501
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series B	5.000%	7/1/46	650,000	478,276
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station, AGM	5.000%	4/1/46	500,000	538,585
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	1,000,000	1,173,680
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	1,200,000	1,384,548
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	4,940,000	5,911,698

See Notes to Financial Statements.

16	Western Asset Municipal High Income Fund 2021 Semi-Annual Report

Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series A	4.000%	12/31/39	$500,000	$589,265
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	1,500,000	1,704,765	(a)
Willacy County, TX, Jail Public Facilities Corp. Project Revenue	7.500%	11/1/25	345,000	312,642
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	400,000	280,284	*(b)(d)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	150,000	75,038	*(d)
Total Texas				48,915,323
U.S. Virgin Islands — 1.4%
Virgin Islands Public Finance Authority Revenue:
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	2,100,000	2,110,248
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	4,475,000	4,499,165
Total U.S. Virgin Islands				6,609,413
Utah — 0.7%
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	350,000	430,948
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/44	625,000	759,906
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	750,000	867,893
Utah State Infrastructure Agency Telecommunication Revenue, Series A	5.375%	10/15/40	1,150,000	1,397,675
Total Utah				3,456,422

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2021 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Virginia — 0.4%
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	$1,000,000	$1,176,550
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	500,000	615,265
Total Virginia				1,791,815
Washington — 0.5%
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	1,000,000	1,207,660	(e)(f)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	1,000,000	1,278,640
Total Washington				2,486,300
West Virginia — 0.2%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	750,000	964,583	(e)(f)
Wisconsin — 1.7%
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project, Series 2017	7.000%	12/1/50	750,000	753,120	(b)
Public Finance Authority, WI, Revenue:
Carmelite System Inc., Obligated Group, Series 2020	5.000%	1/1/40	300,000	352,122
Church Home of Hartford Inc. Project, Refunding	5.000%	9/1/38	1,250,000	1,303,988	(b)
Public Finance Authority, WI, Student Housing Revenue:
Beyond Boone LLC, Appalachian State University Project, AGM	4.000%	7/1/50	700,000	774,410
CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	2,470,000	2,885,528
Wisconsin HEFA Revenue:
Rogers Memorial Hospital, Inc., Series A, Refunding	5.000%	7/1/44	200,000	233,234
Rogers Memorial Hospital, Inc., Series A, Refunding	5.000%	7/1/49	1,000,000	1,160,660
Rogers Memorial Hospital, Inc., Series B, Refunding	5.000%	7/1/38	500,000	589,235
Total Wisconsin				8,052,297
Total Municipal Bonds (Cost — $423,824,447)				475,638,109

See Notes to Financial Statements.

18	Western Asset Municipal High Income Fund 2021 Semi-Annual Report

Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds Deposited in Tender Option Bond Trust (i) — 1.2%
New York — 1.2%
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Bidding Group 3, Series E, Refunding (Cost — $5,632,246)	4.000%	3/15/41	$4,755,000	$5,657,091
Total Investments before Short-Term Investments (Cost — $429,456,693)				481,295,200
Short-Term Investments — 0.4%
Municipal Bonds — 0.4%
Mississippi — 0.1%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR, Chevron USA Inc. Project, Series L	0.010%	11/1/35	600,000	600,000	(j)(k)
New York — 0.2%
New York City, NY, GO, Subseries E-5	0.010%	3/1/48	100,000	100,000	(j)(k)
New York City, NY, TFA Future Tax Secured Revenue, Subseries D-3, SPA - Mizuho Bank Ltd	0.010%	2/1/44	600,000	600,000	(j)(k)
New York State HFA Revenue, 455 West 37th Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	0.020%	5/1/41	100,000	100,000	(a)(j)(k)
Total New York				800,000
Texas — 0.1%
Harris County, TX, Education Facilities Finance Corp. Revenue, Houston Methodist, Series B, Refunding	0.010%	12/1/59	400,000	400,000	(j)(k)
Total Short-Term Investments (Cost — $1,800,000)				1,800,000
Total Investments — 101.3% (Cost — $431,256,693)				483,095,200
TOB Floating Rate Notes — (0.7)%				(3,565,000)
Other Liabilities in Excess of Other Assets — (0.6)%				(2,855,237)
Total Net Assets — 100.0%				$476,674,963

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2021 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Municipal High Income Fund

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)	The coupon payment on this security is currently in default as of January 31, 2021.

(e)	Maturity date shown represents the mandatory tender date.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	The maturity principal is currently in default as of January 31, 2021.

(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).

(j)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

20	Western Asset Municipal High Income Fund 2021 Semi-Annual Report

Western Asset Municipal High Income Fund

Abbreviation(s) used in this schedule:
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

BAM	— Build America Mutual — Insured Bonds

CAB	— Capital Appreciation Bonds

CDA	— Communities Development Authority

CSCE	— Charter School Credit Enhancement

DFA	— Development Finance Agency

EDA	— Economic Development Authority

EDC	— Economic Development Corporation

EFA	— Educational Facilities Authority

GO	— General Obligation

HDA	— Housing Development Authority

HEFA	— Health & Educational Facilities Authority

HFA	— Housing Finance Agency

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MTA	— Metropolitan Transportation Authority

NATL	— National Public Finance Guarantee Corporation — Insured Bonds

PCFA	— Pollution Control Financing Authority

PEA	— Public Energy Authority

PFA	— Public Facilities Authority

SIFMA	— Securities Industry and Financial Markets Association

SPA	— Standby Bond Purchase Agreement — Insured Bonds

TFA	— Transitional Finance Authority

At January 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	54	3/21	$11,578,938	$11,054,813	$524,125

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2021 Semi-Annual Report	21

Statement of assets and liabilities (unaudited)

January 31, 2021

Assets:
Investments, at value (Cost — $431,256,693)	$483,095,200
Cash	8,824
Interest receivable	4,341,379
Receivable for Fund shares sold	250,666
Receivable from broker — net variation margin on open futures contracts	79,313
Security litigation proceeds receivable	100
Prepaid expenses	34,506
Total Assets	487,809,988

Liabilities:
Payable for securities purchased	6,288,600
TOB Floating Rate Notes (Note 1)	3,565,000
Payable for Fund shares repurchased	680,794
Distributions payable	223,542
Investment management fee payable	216,433
Service and/or distribution fees payable	51,978
Interest expense payable	2,003
Trustees’ fees payable	903
Accrued expenses	105,772
Total Liabilities	11,135,025
Total Net Assets	$476,674,963

Net Assets:
Par value (Note 7)	$329
Paid-in capital in excess of par value	449,998,889
Total distributable earnings (loss)	26,675,745
Total Net Assets	$476,674,963

Net Assets:
Class A	$279,026,114
Class C	$27,407,737
Class I	$170,241,112

Shares Outstanding:
Class A	19,209,210
Class C	1,897,530
Class I	11,782,208

Net Asset Value:
Class A (and redemption price)	$14.53
Class C*	$14.44
Class I (and redemption price)	$14.45

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$15.17

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

22	Western Asset Municipal High Income Fund 2021 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended January 31, 2021

Investment Income:
Interest	$9,861,198

Expenses:
Investment management fee (Note 2)	1,315,676
Service and/or distribution fees (Notes 2 and 5)	310,006
Transfer agent fees (Note 5)	167,278
Registration fees	41,723
Fund accounting fees	36,767
Audit and tax fees	22,746
Shareholder reports	10,144
Legal fees	6,558
Trustees’ fees	3,986
Custody fees	3,508
Insurance	3,221
Commitment fees (Note 8)	3,089
Interest expense (Note 1)	2,729
Miscellaneous expenses	4,217
Total Expenses	1,931,648
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(31,183)
Net Expenses	1,900,465
Net Investment Income	7,960,733

Realized and Unrealized Gain on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	532,479
Futures contracts	351,613
Net Realized Gain	884,092
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	12,938,076
Futures contracts	985,179
Change in Net Unrealized Appreciation (Depreciation)	13,923,255
Net Gain on Investments and Futures Contracts	14,807,347
Increase in Net Assets From Operations	$22,768,080

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2021 Semi-Annual Report	23

Statements of changes in net assets

For the Six Months Ended January 31, 2021 (unaudited) and the Year Ended July 31, 2020	2021	2020

Operations:
Net investment income	$7,960,733	$18,651,263
Net realized gain (loss)	884,092	(3,414,180)
Change in net unrealized appreciation (depreciation)	13,923,255	(6,707,233)
Increase in Net Assets From Operations	22,768,080	8,529,850

Distributions to Shareholders From (Notes 1 and 6) :
Total distributable earnings	(7,812,090)	(18,698,152)
Decrease in Net Assets From Distributions to Shareholders	(7,812,090)	(18,698,152)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	29,248,363	128,532,779
Reinvestment of distributions	6,322,383	14,990,438
Cost of shares repurchased	(54,526,855)	(182,331,811)
Decrease in Net Assets From Fund Share Transactions	(18,956,109)	(38,808,594)
Decrease in Net Assets	(4,000,119)	(48,976,896)

Net Assets:
Beginning of period	480,675,082	529,651,978
End of period	$476,674,963	$480,675,082

See Notes to Financial Statements.

24	Western Asset Municipal High Income Fund 2021 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class A Shares[1]	2021[2]	2020	2019	2018	2017[3]	2016

Net asset value, beginning of period	$14.07	$14.27	$14.05	$14.33	$14.88	$14.31

Income (loss) from operations:
Net investment income	0.24	0.51	0.61	0.60	0.60	0.59
Net realized and unrealized gain (loss)	0.45	(0.20)	0.22	(0.28)	(0.55)	0.57
Total income from operations	0.69	0.31	0.83	0.32	0.05	1.16

Less distributions from:
Net investment income	(0.23)	(0.51)	(0.61)	(0.60)	(0.60)	(0.59)
Net realized gains	—	—	—	(0.00) [4]	—	—
Total distributions	(0.23)	(0.51)	(0.61)	(0.60)	(0.60)	(0.59)

Net asset value, end of period	$14.53	$14.07	$14.27	$14.05	$14.33	$14.88
Total return[5]	4.91%	2.32%	6.09%	2.31%	0.41%	8.32%

Net assets, end of period (millions)	$279	$274	$283	$262	$279	$343

Ratios to average net assets:
Gross expenses	0.82%[6]	0.82%	0.83%	0.82%	0.81%[7]	0.80%[7]
Net expenses	0.82 [6,8]	0.82 [8]	0.83	0.82 [8]	0.80 [7,8]	0.80 [7]
Net investment income	3.30 [6]	3.66	4.36	4.23	4.15	4.07

Portfolio turnover rate	13%	28%	17%	15%	8%	9%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2021 (unaudited).

[3]

Prior to November 21, 2016, Western Asset Municipal High Income Fund invested, as a feeder fund, in Municipal High Income Portfolio. Per share data and ratios include Western Asset Municipal High Income Fund information as a stand-alone and feeder fund for the respective periods.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Includes the Fund’s share of Municipal High Income Portfolio’s allocated expenses.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Represents the portfolio turnover rate of Municipal High Income Portfolio.

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2021 Semi-Annual Report	25

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class C Shares[1]	2021[2]	2020	2019	2018	2017[3]	2016

Net asset value, beginning of period	$14.00	$14.19	$13.97	$14.25	$14.81	$14.23

Income (loss) from operations:
Net investment income	0.19	0.44	0.53	0.52	0.51	0.50
Net realized and unrealized gain (loss)	0.44	(0.20)	0.22	(0.28)	(0.56)	0.59
Total income (loss) from operations	0.63	0.24	0.75	0.24	(0.05)	1.09

Less distributions from:
Net investment income	(0.19)	(0.43)	(0.53)	(0.52)	(0.51)	(0.51)
Net realized gains	—	—	—	(0.00) [4]	—	—
Total distributions	(0.19)	(0.43)	(0.53)	(0.52)	(0.51)	(0.51)

Net asset value, end of period	$14.44	$14.00	$14.19	$13.97	$14.25	$14.81
Total return[5]	4.56%	1.74%	5.50%	1.73%	(0.25)%	7.80%

Net assets, end of period (000s)	$27,408	$31,104	$50,857	$84,668	$97,922	$120,733

Ratios to average net assets:
Gross expenses	1.39%[6]	1.39%	1.40%	1.38%	1.38%[7]	1.37%[7]
Net expenses	1.39 [6]	1.39 [8]	1.40	1.38 [8]	1.38 [7,8]	1.37 [7]
Net investment income	2.73 [6]	3.10	3.81	3.67	3.58	3.50

Portfolio turnover rate	13%	28%	17%	15%	8%	9%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2021 (unaudited).

[3]

Prior to November 21, 2016, Western Asset Municipal High Income Fund invested, as a feeder fund, in Municipal High Income Portfolio. Per share data and ratios include Western Asset Municipal High Income Fund information as a stand-alone and feeder fund for the respective periods.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Includes the Fund’s share of Municipal High Income Portfolio’s allocated expenses.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Represents the portfolio turnover rate of Municipal High Income Portfolio.

See Notes to Financial Statements.

26	Western Asset Municipal High Income Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class I Shares[1]	2021[2]	2020	2019	2018	2017[3]	2016

Net asset value, beginning of period	$14.00	$14.19	$13.98	$14.26	$14.81	$14.23

Income (loss) from operations:
Net investment income	0.25	0.54	0.63	0.62	0.61	0.61
Net realized and unrealized gain (loss)	0.44	(0.20)	0.21	(0.28)	(0.54)	0.58
Total income from operations	0.69	0.34	0.84	0.34	0.07	1.19

Less distributions from:
Net investment income	(0.24)	(0.53)	(0.63)	(0.62)	(0.62)	(0.61)
Net realized gains	—	—	—	(0.00) [4]	—	—
Total distributions	(0.24)	(0.53)	(0.63)	(0.62)	(0.62)	(0.61)

Net asset value, end of period	$14.45	$14.00	$14.19	$13.98	$14.26	$14.81
Total return[5]	5.02%	2.49%	6.21%	2.48%	0.54%	8.58%

Net assets, end of period (millions)	$170	$175	$196	$221	$242	$340

Ratios to average net assets:
Gross expenses	0.69%[6]	0.69%	0.70%	0.69%	0.72%[7]	0.72%[7]
Net expenses[8,9]	0.65 [6]	0.65	0.65	0.65	0.65 [7]	0.65 [7]
Net investment income	3.47 [6]	3.83	4.54	4.41	4.28	4.22

Portfolio turnover rate	13%	28%	17%	15%	8%	9%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2021 (unaudited).

[3]

Prior to November 21, 2016, Western Asset Municipal High Income Fund invested, as a feeder fund, in Municipal High Income Portfolio. Per share data and ratios include Western Asset Municipal High Income Fund information as a stand-alone and feeder fund for the respective periods.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Includes the Fund’s share of Municipal High Income Portfolio’s allocated expenses.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	Represents the portfolio turnover rate of Municipal High Income Portfolio.

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2021 Semi-Annual Report	27

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence

28	Western Asset Municipal High Income Fund 2021 Semi-Annual Report

reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Municipal High Income Fund 2021 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$475,638,109	—	$475,638,109
Municipal Bonds Deposited in Tender Option Bond Trust	—	5,657,091	—	5,657,091
Total Long-Term Investments	—	481,295,200	—	481,295,200
Short-Term Investments†	—	1,800,000	—	1,800,000
Total Investments	—	$483,095,200	—	$483,095,200
Other Financial Instruments:
Futures Contracts	$524,125	—	—	$524,125
Total	$524,125	$483,095,200	—	$483,619,325

†	See Schedule of Investments for additional detailed categorizations.

(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.

An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations.

30	Western Asset Municipal High Income Fund 2021 Semi-Annual Report

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its

Western Asset Municipal High Income Fund 2021 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of January 31, 2021, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

32	Western Asset Municipal High Income Fund 2021 Semi-Annual Report

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(j) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(l) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Western Asset Municipal High Income Fund 2021 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.550%
Next $1 billion	0.525
Next $3 billion	0.500
Next $5 billion	0.475
Over $10 billion	0.450

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

During the six months ended January 31, 2021, fees waived and/or expenses reimbursed amounted to $31,183.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

34	Western Asset Municipal High Income Fund 2021 Semi-Annual Report

Pursuant to these arrangements, at January 31, 2021, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

Class I
Expires July 31, 2023	$31,181
Total fee waivers/expense reimbursements subject to recapture	$31,181

For the six months ended January 31, 2021, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2021, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	—	—
CDSCs	$4,070	$167

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended January 31, 2021, such purchase and sale transactions (excluding accrued interest) were $26,880,000 and $41,250,000, respectively.

Western Asset Municipal High Income Fund 2021 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended January 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$63,035,459
Sales	61,597,946

At January 31, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$431,256,693	$53,965,040	$(2,126,533)	$51,838,507
Futures contracts	—	524,125	—	524,125

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at January 31, 2021.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$524,125

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended January 31, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$351,613

36	Western Asset Municipal High Income Fund 2021 Semi-Annual Report

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$985,179

During the six months ended January 31, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$11,723,545

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended January 31, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$207,488	†	$86,935
Class C	102,518		11,850
Class I	—		68,493
Total	$310,006		$167,278

†	Amount shown is exclusive of expense reimbursements. For the six months ended January 31, 2021, the service and/or distribution fees reimbursed amounted to $2 for Class A shares.

For the six months ended January 31, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$2
Class C	—
Class I	31,181
Total	$31,183

Western Asset Municipal High Income Fund 2021 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

6. Distributions to shareholders by class

	Six Months Ended January 31, 2021	Year Ended July 31, 2020
Net Investment Income:
Class A	$4,482,231	$10,200,060
Class C	391,921	1,353,445
Class I	2,937,938	7,144,647
Total	$7,812,090	$18,698,152

7. Shares of beneficial interest

At January 31, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended January 31, 2021		Year Ended July 31, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,053,765	$14,953,300	3,383,688	$47,972,255
Shares issued on reinvestment	278,527	3,949,594	642,504	9,060,468
Shares repurchased	(1,619,219)	(22,983,517)	(4,347,305)	(59,823,307)
Net decrease	(286,927)	$(4,080,623)	(321,113)	$(2,790,584)

Class C
Shares sold	124,251	$1,756,197	268,811	$3,793,622
Shares issued on reinvestment	24,876	350,609	72,680	1,020,415
Shares repurchased	(473,841)	(6,699,055)	(1,703,526)	(23,728,128)
Net decrease	(324,714)	$(4,592,249)	(1,362,035)	$(18,914,091)

Class I
Shares sold	887,669	$12,538,866	5,532,928	$76,766,902
Shares issued on reinvestment	143,368	2,022,180	349,714	4,909,555
Shares repurchased	(1,760,502)	(24,844,283)	(7,181,387)	(98,780,376)
Net decrease	(729,465)	$(10,283,237)	(1,298,745)	$(17,103,919)

8. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust and Western Asset Funds, Inc. (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of

38	Western Asset Municipal High Income Fund 2021 Semi-Annual Report

liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $485 million (prior to November 16, 2020, the aggregate amount was $220 million for participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust and Legg Mason Partners Variable Income Trust). Unless renewed or otherwise terminated sooner in accordance with its terms, the agreement will terminate on November 15, 2021. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.15% and is incurred on the unused portion of the facility; there is an annual upfront fee of 0.06% of the $485 million Redemption Facility. These fees are allocated to all Participating Funds pro rata based on net assets. Prior to November 16, 2020, there was no upfront fee. For the six months ended January 31, 2021, the Fund incurred a commitment fee in the amount of $3,089. The Fund did not utilize the Redemption Facility during the six months ended January 31, 2021.

9. Deferred capital losses

As of July 31, 2020, the Fund had deferred capital losses of $28,510,675, which have no expiration date, that will be available to offset future taxable capital gains.

10. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. In December 2020, the ICE Benchmark Administration, the administrator of LIBOR, announced that it had commenced a consultation to determine whether to extend publication of certain U.S. dollar LIBOR settings (overnight and one-, three-, six- and twelve-month U.S. dollar LIBOR) to the end of June 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

Western Asset Municipal High Income Fund 2021 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

11. Subsequent event

Effective February 5, 2021, the Fund’s Redemption Facility was terminated and the Fund, together with the Participating Funds and other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources, became borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 4, 2022.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility; there is no upfront fee.

40	Western Asset Municipal High Income Fund 2021 Semi-Annual Report

Statement regarding liquidity risk management program (unaudited)

As required by law, the fund has adopted and implemented a liquidity risk management program (the “Program”) that is designed to assess and manage liquidity risk. Liquidity risk is the risk that the fund could not meet requests to redeem its shares without significant dilution of remaining investors’ interests in the fund. Legg Mason Partners Fund Advisor, LLC (the “Manager”), the fund’s manager, is the administrator of the Program. The Manager has established a liquidity risk management committee (the “Committee”) to administer the Program on a day-to-day basis.

The Committee, on behalf of the Manager, provided the fund’s Board of Trustees with a report that addressed the operation of the Program, assessed its adequacy and effectiveness of implementation, including, if applicable, the operation of any highly liquid investment minimum (“HLIM”), and described any material changes that had been made to the Program or were recommended (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Reporting Period”).

The Report confirmed that there were no material changes to the Program during the Reporting Period and that no changes were recommended.

The Report also confirmed that, throughout the Reporting Period, the Committee had monitored the fund’s portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program and in Board reporting throughout the Reporting Period.

The Report discussed the Committee’s annual review of the Program, which addressed, among other things, the following elements of the Program:

Assessment, Management, and Periodic Review of Liquidity Risk. The Committee reviewed the fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. The Committee noted that the fund’s investment strategy continues to be appropriate for an open-end fund, taking into account, among other things, whether and to what extent the fund held less liquid and illiquid assets and the extent to which any such investments affected the fund’s ability to meet redemption requests. In managing and reviewing the fund’s liquidity risk, the Committee also considered the extent to which the fund’s investment strategy involves a relatively concentrated portfolio or large positions in particular issuers, the extent to which the fund uses borrowing for investment purposes, and the extent to which the fund uses derivatives (including for hedging purposes). The Committee also reviewed the fund’s short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. In assessing the fund’s cash flow projections, the Committee considered, among other factors, historical net redemption activity, redemption policies, ownership concentration, distribution channels, and the degree of certainty associated with the fund’s short-term and long-term cash flow projections. The Committee also considered the fund’s holdings of cash and cash equivalents, as well as borrowing arrangements and other

Western Asset Municipal High Income Fund	41

Statement regarding liquidity risk management program (unaudited) (cont’d)

funding sources, including, if applicable, the fund’s participation in a credit facility, as components of the fund’s ability to meet redemption requests.

Liquidity Classification. The Committee reviewed the Program’s liquidity classification methodology for categorizing the fund’s investments into one of four liquidity buckets. In reviewing the fund’s investments, the Committee considered, among other factors, whether trading varying portions of a position in a particular portfolio investment or asset class in sizes the fund would reasonably anticipate trading, would be reasonably expected to significantly affect liquidity.

Highly Liquid Investment Minimum. The Committee performed an analysis to determine whether the fund is required to maintain a Highly Liquid Investment Minimum, and determined that no such minimum is required because the fund primarily holds highly liquid investments.

Compliance with Limitation on Illiquid Investments. The Committee confirmed that during the Reporting Period, the fund did not acquire any illiquid investment such that, after the acquisition, the fund would have invested more than 15% of its assets in illiquid investments that are assets, in accordance with the Program and applicable SEC rules.

Redemptions in Kind. The Committee confirmed that no redemptions in-kind were effected by the fund during the Reporting Period.

The Report stated that the Committee concluded that the Program is reasonably designed and operated effectively to assess and manage the fund’s liquidity risk throughout the Reporting Period.

42	Western Asset Municipal High Income Fund

Western Asset

Municipal High Income Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

Western Asset Municipal High Income Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Municipal High Income Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Municipal High Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD02173 3/21 SR21-4105

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 19, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	March 19, 2021